Stockholders' equity (deficiency) - Summary of stock options currently outstanding and exercisable (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options outstanding	778,750	288,183
Number exercisable	531,145	203,193
Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 6.10	$ 6.10
Number of stock options outstanding	30,000	30,000
Weighted average remaining contractual life (years)	8 years 7 months 6 days	9 years 4 months 9 days
Number exercisable	24,445	13,610
Exercise Price 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 7.00	$ 7.00
Number of stock options outstanding	5,451	5,451
Weighted average remaining contractual life (years)	8 years 2 months 23 days	8 years 11 months 23 days
Number exercisable	3,180	1,817
Exercise Price 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 8.70	$ 8.70
Number of stock options outstanding	12,000	12,000
Weighted average remaining contractual life (years)	7 years 7 months 2 days	8 years 4 months 2 days
Number exercisable	12,000	12,000
Exercise Price 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 9.83	$ 9.83
Number of stock options outstanding	83,647	83,647
Weighted average remaining contractual life (years)	8 years 1 month 20 days	8 years 10 months 20 days
Number exercisable	51,117	30,206
Exercise Price 5 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 10.60	$ 10.60
Number of stock options outstanding	3,600	3,600
Weighted average remaining contractual life (years)	8 years 10 days	8 years 9 months 14 days
Number exercisable	2,400	1,500
Exercise Price 6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 11.70	$ 11.70
Number of stock options outstanding	30,000	30,000
Weighted average remaining contractual life (years)	2 years 10 months 28 days	3 years 7 months 28 days
Number exercisable	30,000	30,000
Exercise Price 19 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 15.27
Number of stock options outstanding		2,500
Weighted average remaining contractual life (years)		2 years 11 months 1 day
Number exercisable		2,500
Exercise Price 8 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 20.00	$ 20.00
Number of stock options outstanding	13,125	13,125
Weighted average remaining contractual life (years)	1 year 6 months 7 days	2 years 3 months 7 days
Number exercisable	13,125	13,125
Exercise Price 9 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 21.10	$ 21.10
Number of stock options outstanding	14,400	14,400
Weighted average remaining contractual life (years)	7 years 3 months 7 days	8 years 7 days
Number exercisable	12,000	8,400
Exercise Price 10 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 29.60	$ 29.60
Number of stock options outstanding	4,500	4,500
Weighted average remaining contractual life (years)	4 years 10 months 2 days	5 years 7 months 6 days
Number exercisable	4,500	4,500
Exercise Price 11 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 37.60	$ 37.60
Number of stock options outstanding	4,500	4,500
Weighted average remaining contractual life (years)	5 years 10 months 9 days	6 years 7 months 9 days
Number exercisable	4,500	4,500
Exercise Price 20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 40.00
Number of stock options outstanding		1,250
Weighted average remaining contractual life (years)		3 months
Number exercisable		1,250
Exercise Price 12 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 41.00	$ 41.00
Number of stock options outstanding	4,000	4,000
Weighted average remaining contractual life (years)	6 years 7 months 9 days	7 years 4 months 9 days
Number exercisable	4,000	3,486
Exercise Price 13 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 42.00	$ 42.00
Number of stock options outstanding	41,250	41,250
Weighted average remaining contractual life (years)	2 years 9 months 21 days	3 years 6 months 21 days
Number exercisable	41,250	41,250
Exercise Price 14 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 44.80	$ 44.80
Number of stock options outstanding	3,000	3,000
Weighted average remaining contractual life (years)	5 years 10 months 9 days	6 years 7 months 9 days
Number exercisable	3,000	3,000
Exercise Price Fifteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 49.50	$ 49.50
Number of stock options outstanding	22,460	22,460
Weighted average remaining contractual life (years)	4 years 3 months 21 days	5 years 25 days
Number exercisable	22,460	19,549
Exercise Price Sixteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 53.20	$ 53.20
Number of stock options outstanding	8,000	8,000
Weighted average remaining contractual life (years)	6 years 1 month 6 days	6 years 10 months 6 days
Number exercisable	8,000	8,000
Exercise Price Seventeen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 61.60	$ 61.60
Number of stock options outstanding	1,500	1,500
Weighted average remaining contractual life (years)	3 years	3 years 9 months
Number exercisable	1,500	1,500
Exercise Price Eighteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 92.00	$ 92.00
Number of stock options outstanding	3,000	3,000
Weighted average remaining contractual life (years)	3 years 2 months 1 day	3 years 11 months 1 day
Number exercisable	3,000	3,000
Exercise Price [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.61
Number of stock options outstanding	491,817
Weighted average remaining contractual life (years)	9 years 5 months 4 days
Number exercisable	288,168
Exercise Price 7 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 14.11
Number of stock options outstanding	2,500
Weighted average remaining contractual life (years)	2 years 2 months 1 day
Number exercisable	2,500